Property and Equipment, Net - Summary of Property and Equipment Consisted (Parenthetical) (Details)		12 Months Ended
		Dec. 31, 2018 CNY (¥) Building	Dec. 31, 2017 CNY (¥) Building	Dec. 31, 2021 CNY (¥) Building	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Number of buildings purchased | Building				4
Cost of property and equipment				¥ 998,897,000		¥ 622,289,000
Mortgage Loan
Business Acquisition [Line Items]
Amount of loan obtained to purchase buildings				321,540,000
Building
Business Acquisition [Line Items]
Buildings purchased under consideration		¥ 404,725,000	¥ 480,271,000
Cost of property and equipment	[1]			¥ 865,447,000		¥ 480,271,000
Wuhan
Business Acquisition [Line Items]
Number of buildings purchased | Building		1	2
Wuhan | Building
Business Acquisition [Line Items]
Cost of property and equipment					¥ 385,176
Guangzhou
Business Acquisition [Line Items]
Number of buildings purchased | Building			1

[1]

In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. In 2018, the Group purchased one building in Wuhan (Building D) with a total consideration of RMB404,725 (including input VAT). In March 2021, Building D was completed for intended use and the cost of RMB385,176 necessarily incurred for its intended use was recorded to property and equipment (Note 10).